Inventories	12 Months Ended
Dec. 31, 2011
Inventories
5	Inventories

Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	$34,356	$40,742
Work-in-progress	25,686	30,478
Finished goods	19,143	23,470

	$79,185	$94,690

During the year ended December 31, 2009, 2010, and 2011, the Company recorded inventories write-down of $1,370, $1,247 and $3,105, respectively, to their net realizable value.